Business Combination (Details)		10 Months Ended	12 Months Ended
	Nov. 15, 2023 USD ($) $ / shares shares	Nov. 14, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares $ / item shares	Dec. 31, 2022 USD ($) shares	Jan. 15, 2024 $ / shares	Nov. 13, 2023 $ / shares shares	Jul. 01, 2023
Business Combination [Line Items]
Outstanding membership interests	99.00%
Cash consideration (in Dollars) | $			$ 31,074,127
Preferred units			1,500,000
Promissory note (in Dollars) | $			$ 15,000,000
Pay to seller (in Dollars) | $			1,925,873
Escrowed share consideration (in Dollars) | $			$ 500,000
Per unit (in Dollars per share) | $ / shares			$ 10
Shares issued			90,000
Fair value (in Dollars) | $			$ 67,700
Predecessor recognized a loss on sale of assets (in Dollars) | $		$ (816,011)
Purchase price per unit (in Dollars per Item) | $ / item			10
Per share (in Dollars per share) | $ / shares			$ 6.5
Aggregate shares			134,500
Fair value amount (in Dollars) | $	$ 910,565		$ 135,400
Per share (in Dollars per share) | $ / shares			$ 10.95
Conversion value units			1,500,000
Other current liabilities (in Dollars) | $			$ 645,873
SPAC Subsidiary Contribution [Member]
Business Combination [Line Items]
Subsidiary outstanding common stock	100.00%
Outstanding membership interests	1.00%
Cash consideration (in Dollars) | $	$ 900,000
Target Interests [Member]
Business Combination [Line Items]
Interests percentage	99.00%
Seller Promissory Note [Member]
Business Combination [Line Items]
Interests percentage			12.00%
Promissory note (in Dollars) | $			$ 15,000,000
ORR Interest [Member]
Business Combination [Line Items]
Interests percentage							10.00%
Base option price (in Dollars) | $			$ 30,000,000
Base option price percentage			12.00%
Predecessor recognized a loss on sale of assets (in Dollars) | $			$ 816,011
Common Stock [Member]
Business Combination [Line Items]
Per share (in Dollars per share) | $ / shares	$ 6.77		$ 10.86
Common Class A [Member]
Business Combination [Line Items]
Shares issued			5,235,131	5,235,131		20,040
Shares issued			10,000
Aggregate shares	134,500
Fair value amount (in Dollars) | $			$ 910,565
Per share (in Dollars per share) | $ / shares	$ 6.77					$ 5
Shares issued (in Dollars) | $			$ 524
Class B Common Stock [Member]
Business Combination [Line Items]
Shares issued			1,800,000	1,800,000
Exchange rights shares			200,000
Shares issued (in Dollars) | $			$ 180
OpCo Class A Units [Member]
Business Combination [Line Items]
Contributed amount (in Dollars) | $	$ 900,000
OpOc Class B Units [Member]
Business Combination [Line Items]
Common unit consideration			2,000,000
Preferred units			2,000,000
Units percentage			50.00%
Exchange rights shares			200,000
OpCo Preferred Units [Member]
Business Combination [Line Items]
Preferred units			1,500,000
Per unit (in Dollars per share) | $ / shares			$ 20
Shares issued			1,300,000
OpCo Class B Units [Member]
Business Combination [Line Items]
Shares issued (in Dollars) | $			$ 1,800,000
Subsequent Event [Member]
Business Combination [Line Items]
Exercise price per share (in Dollars per share) | $ / shares					$ 11.5
Cash [Member]
Business Combination [Line Items]
Cash consideration (in Dollars) | $			$ 31,074,127
Limited Liability Company [Member] | Common Class A [Member]
Business Combination [Line Items]
Shares issued			2,000,000
HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Shares	121,000,000
HNRA [Member] | Minimum [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares			$ 10
HNRA [Member] | Maximum [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares			$ 13
HNRA [Member] | Preferred Stock [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Shares	1,000,000
HNRA [Member] | Common Class A [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Shares	100,000,000
HNRA [Member] | Class B Common Stock [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Shares	20,000,000
HNRA [Member] | Subsequent Event [Member]
Business Combination [Line Items]
Number of trust shares					10.00%
HNRA [Member] | Subsequent Event [Member] | Common Class A [Member]
Business Combination [Line Items]
Number of trust shares					10.00%
OpOc Class B Units [Member] | Class B Common Stock [Member]
Business Combination [Line Items]
Shares	2,000,000